STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Cash Flows from Operating Activities:
Net loss	$ (659)	$ (37,269)
Changes in operating assets and liabilities (used in) provided by cash, cash equivalents, and restricted cash:
Accrued expenses	$ 659